Financial expenses (Tables)	12 Months Ended
Dec. 31, 2017
Financial expenses
Schedule of financial expenses

DKK thousand	2017	2016	2015
Interest expenses, royalty bond	18,913	32,157	32,372
Amortization of financing costs	5,748	8,369	9,689
Other financial expenses	949	255	333
Exchange rate adjustments	7,899	3,575	0

Total financial expenses	33,509	44,356	42,394